Property and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment

4. Property and Equipment

Property and equipment, stated at lower of cost or estimated fair value, consists of the following as of December 31:

(in thousands)	2018	2017
Buildings and leasehold improvements	$441	$441
Furniture, fixtures and equipment	1,832	1,811
Software	2,135	2,135
Vehicles and machinery	1,142	1,167
Total property and equipment	5,550	5,554
Accumulated depreciation and amortization	(4,772)	(4,400)
Total property and equipment, net	$778	$1,154

Depreciation on other property, plant and equipment is calculated using the straight-line method to allocate their depreciable amounts over their estimated useful lives as follows:

Useful lives
Buildings	40 years
Leasehold improvements	3-5 years
Furniture, fixtures and equipment	3-5 years
Software	3-15 years
Vehicles and machinery	2-7 years

For the years ended December 31, 2018 and 2017, depreciation expense was $0.4 million per annum.